Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adaptiv Select ETF | Adaptiv Select ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.10%	43.99%	(0.46%)